UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class A

June 30, 2012

1.818358.107

DESIN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	75,000	$ 2,757,000
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	4,596,659
Household Durables - 0.5%
D.R. Horton, Inc.	200,000	3,676,000
KB Home	250,000	2,450,000
Toll Brothers, Inc. (a)	125,000	3,716,250
		9,842,250
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (e)(f)	60,000	6,954,600
Media - 4.9%
Comcast Corp. Class A	1,350,000	43,159,500
DreamWorks Animation SKG, Inc. Class A (a)	225,000	4,288,500
News Corp. Class A	450,000	10,030,500
The Walt Disney Co.	350,000	16,975,000
Time Warner, Inc.	375,000	14,437,500
		88,891,000
Multiline Retail - 0.5%
Target Corp.	170,000	9,892,300
Specialty Retail - 1.4%
Citi Trends, Inc. (a)	350,000	5,404,000
Lowe's Companies, Inc.	550,000	15,642,000
Staples, Inc.	275,000	3,588,750
		24,634,750
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC	75,000	1,556,362
TOTAL CONSUMER DISCRETIONARY		149,124,921
CONSUMER STAPLES - 10.0%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	5,412,000
Molson Coors Brewing Co. Class B	110,000	4,577,100
Monster Beverage Corp. (a)	35,000	2,492,000
PepsiCo, Inc.	400,000	28,264,000
The Coca-Cola Co.	150,000	11,728,500
		52,473,600
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	225,000	10,514,250
Drogasil SA	375,000	3,780,807
Walgreen Co.	300,000	8,874,000
		23,169,057
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. (a)	90,994	1,981,849
Household Products - 3.2%
Colgate-Palmolive Co.	240,000	24,984,000
Procter & Gamble Co.	525,000	32,156,250
		57,140,250

	Shares	Value
Tobacco - 2.5%
Altria Group, Inc.	250,000	$ 8,637,500
British American Tobacco PLC sponsored ADR	135,000	13,786,200
Philip Morris International, Inc.	250,000	21,815,000
		44,238,700
TOTAL CONSUMER STAPLES		179,003,456
ENERGY - 12.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	125,000	5,338,750
Halliburton Co.	425,000	12,065,750
Helmerich & Payne, Inc.	100,000	4,348,000
McDermott International, Inc. (a)	250,000	2,785,000
National Oilwell Varco, Inc.	160,000	10,310,400
Noble Corp.	250,000	8,132,500
Schlumberger Ltd.	50,000	3,245,500
Trinidad Drilling Ltd. (d)	400,000	2,282,683
		48,508,583
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc. (a)(d)	1,000,000	4,430,000
Apache Corp.	160,000	14,062,400
BP PLC sponsored ADR	400,000	16,216,000
Canadian Natural Resources Ltd.	275,000	7,376,731
Celtic Exploration Ltd. (a)	75,000	1,014,390
Chevron Corp.	500,000	52,750,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,712,500
Exxon Mobil Corp.	225,000	19,253,250
Hess Corp.	150,000	6,517,500
HollyFrontier Corp.	125,000	4,428,750
Newfield Exploration Co. (a)	75,000	2,198,250
Peabody Energy Corp.	250,000	6,130,000
Plains Exploration & Production Co. (a)	100,000	3,518,000
QEP Resources, Inc.	100,000	2,997,000
Royal Dutch Shell PLC Class A sponsored ADR	325,000	21,914,750
Suncor Energy, Inc.	500,000	14,458,305
Whiting Petroleum Corp. (a)	107,500	4,420,400
		184,398,226
TOTAL ENERGY		232,906,809
FINANCIALS - 14.8%
Capital Markets - 2.6%
Ashmore Group PLC	1,000,000	5,458,033
Goldman Sachs Group, Inc.	150,000	14,379,000
KKR & Co. LP	475,000	6,122,750
Manning & Napier, Inc.	150,000	2,134,500
Morgan Stanley	875,000	12,766,250
The Blackstone Group LP	425,000	5,554,750
		46,415,283
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.4%
Alliance Financial Corp.	211,250	$ 7,254,325
CIT Group, Inc. (a)	125,000	4,455,000
First Niagara Financial Group, Inc.	400,000	3,060,000
SunTrust Banks, Inc.	325,000	7,874,750
Wells Fargo & Co.	1,700,000	56,848,000
		79,492,075
Diversified Financial Services - 4.5%
JPMorgan Chase & Co.	1,750,000	62,527,500
KKR Financial Holdings LLC	2,200,000	18,744,000
		81,271,500
Insurance - 2.7%
ACE Ltd.	87,500	6,486,375
AFLAC, Inc.	100,000	4,259,000
Allstate Corp.	150,000	5,263,500
Brasil Insurance Participacoes e Administracao SA	425,000	3,777,072
Genworth Financial, Inc. Class A (a)	400,000	2,264,000
Hanover Insurance Group, Inc.	125,000	4,891,250
Lincoln National Corp.	250,000	5,467,500
MetLife, Inc.	475,000	14,653,750
RenaissanceRe Holdings Ltd.	25,000	1,900,250
		48,962,697
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	990,044	2,851,327
Radian Group, Inc. (d)	2,275,415	7,486,115
		10,337,442
TOTAL FINANCIALS		266,478,997
HEALTH CARE - 13.9%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	350,000	4,084,500
Amgen, Inc.	205,000	14,973,200
Gentium SpA sponsored ADR (a)	175,000	1,618,750
Gilead Sciences, Inc. (a)	100,000	5,128,000
PDL BioPharma, Inc. (d)	675,000	4,475,250
Synageva BioPharma Corp. (a)	75,000	3,042,000
Vertex Pharmaceuticals, Inc. (a)	65,000	3,634,800
		36,956,500
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	100,000	3,346,000
EnteroMedics, Inc. (a)(d)	475,000	1,638,750
HeartWare International, Inc. (a)	55,000	4,884,000
St. Jude Medical, Inc.	75,000	2,993,250
Zimmer Holdings, Inc.	50,000	3,218,000
		16,080,000
Health Care Providers & Services - 4.6%
Aetna, Inc.	150,000	5,815,500

	Shares	Value
Brookdale Senior Living, Inc. (a)	325,000	$ 5,765,500
Emeritus Corp. (a)	156,991	2,642,159
Express Scripts Holding Co. (a)	100,000	5,583,000
IPC The Hospitalist Co., Inc. (a)	125,000	5,665,000
Laboratory Corp. of America Holdings (a)	30,000	2,778,300
LHC Group, Inc. (a)	200,000	3,392,000
McKesson Corp.	275,000	25,781,250
MEDNAX, Inc. (a)	65,000	4,455,100
Quest Diagnostics, Inc.	50,000	2,995,000
WellPoint, Inc.	275,000	17,542,250
		82,415,059
Health Care Technology - 0.2%
Epocrates, Inc. (a)	14,905	119,538
MedAssets, Inc. (a)	275,000	3,698,750
		3,818,288
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	125,000	2,087,500
Pharmaceuticals - 6.0%
Auxilium Pharmaceuticals, Inc. (a)	75,000	2,016,750
Eli Lilly & Co.	250,000	10,727,500
GlaxoSmithKline PLC sponsored ADR	287,500	13,101,375
Johnson & Johnson	150,000	10,134,000
Merck & Co., Inc.	600,000	25,050,000
Pfizer, Inc.	1,575,000	36,225,000
Roche Holding AG (participation certificate)	25,000	4,309,119
ViroPharma, Inc. (a)	150,000	3,555,000
XenoPort, Inc. (a)	490,900	2,965,036
		108,083,780
TOTAL HEALTH CARE		249,441,127
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	225,000	12,564,000
Rockwell Collins, Inc.	185,000	9,129,750
United Technologies Corp.	200,000	15,106,000
		36,799,750
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	150,000	8,779,500
Building Products - 0.8%
Lennox International, Inc.	75,000	3,497,250
Owens Corning (a)	275,000	7,848,500
Quanex Building Products Corp.	150,000	2,682,000
		14,027,750
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,860,000
Interface, Inc.	275,000	3,748,250
Standard Parking Corp. (a)	185,000	3,981,200
		14,589,450
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.8%
Fluor Corp.	125,000	$ 6,167,500
Quanta Services, Inc. (a)	300,000	7,221,000
		13,388,500
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	250,000	2,412,500
Industrial Conglomerates - 2.2%
General Electric Co.	1,700,000	35,428,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	225,200	4,429,684
		39,857,684
Machinery - 0.2%
Edwards Group Ltd. ADR (a)	4,249	33,822
Ingersoll-Rand PLC	100,000	4,218,000
		4,251,822
Professional Services - 0.9%
Acacia Research Corp. (f)	85,000	3,165,400
Acacia Research Corp. - Acacia Technologies (a)	200,000	7,448,000
Michael Page International PLC	1,050,000	6,148,627
		16,762,027
Road & Rail - 0.6%
Con-way, Inc.	100,000	3,611,000
CSX Corp.	200,000	4,472,000
Swift Transporation Co. (a)	325,000	3,071,250
		11,154,250
TOTAL INDUSTRIALS		162,023,233
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.4%
Acme Packet, Inc. (a)	100,000	1,865,000
Brocade Communications Systems, Inc. (a)	1,050,000	5,176,500
Cisco Systems, Inc.	1,450,000	24,896,500
Juniper Networks, Inc. (a)	500,000	8,155,000
Riverbed Technology, Inc. (a)	225,000	3,633,750
		43,726,750
Computers & Peripherals - 6.5%
Apple, Inc. (a)	180,000	105,119,999
Fusion-io, Inc.	75,000	1,566,750
Hewlett-Packard Co.	479,000	9,632,690
		116,319,439
Electronic Equipment & Components - 1.1%
Corning, Inc.	1,100,000	14,223,000
Fabrinet (a)	175,000	2,196,250
Itron, Inc. (a)	100,000	4,124,000
		20,543,250
Internet Software & Services - 2.9%
Constant Contact, Inc. (a)(d)	100,000	1,788,000

	Shares	Value
Google, Inc. Class A (a)	62,500	$ 36,254,375
SciQuest, Inc. (a)	400,010	7,184,180
VeriSign, Inc. (a)	150,000	6,535,500
		51,762,055
IT Services - 8.2%
Cognizant Technology Solutions Corp. Class A (a)	255,000	15,300,000
Fidelity National Information Services, Inc.	125,000	4,260,000
IBM Corp.	180,000	35,204,400
MasterCard, Inc. Class A	75,000	32,258,250
Paychex, Inc.	825,000	25,913,250
Visa, Inc. Class A	275,000	33,998,250
		146,934,150
Semiconductors & Semiconductor Equipment - 3.1%
Axcelis Technologies, Inc. (a)	2,500,000	3,000,000
Broadcom Corp. Class A	225,000	7,605,000
GT Advanced Technologies, Inc. (a)(d)	1,000,000	5,280,000
KLA-Tencor Corp.	100,000	4,925,000
Lam Research Corp. (a)	225,000	8,491,500
NXP Semiconductors NV (a)	218,300	5,075,475
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,500,000	7,785,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	625,000	8,725,000
Tessera Technologies, Inc.	304,700	4,683,239
		55,570,214
Software - 1.6%
Kenexa Corp. (a)	50,000	1,451,500
Nuance Communications, Inc. (a)	250,000	5,955,000
Oracle Corp.	350,000	10,395,000
salesforce.com, Inc. (a)	54,800	7,576,648
Splunk, Inc. (d)	58,600	1,646,660
VMware, Inc. Class A (a)	25,000	2,276,000
		29,300,808
TOTAL INFORMATION TECHNOLOGY		464,156,666
MATERIALS - 2.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	50,000	4,036,500
Cabot Corp.	110,000	4,477,000
Ecolab, Inc.	110,000	7,538,300
Olin Corp.	125,000	2,611,250
W.R. Grace & Co. (a)	75,000	3,783,750
		22,446,800
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	975,000	2,992,913
Nucor Corp.	275,000	10,422,500
		13,415,413
TOTAL MATERIALS		35,862,213
Common Stocks - continued
	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.5%
NextEra Energy, Inc.	125,000	$ 8,601,250
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	4,063,500
TOTAL UTILITIES		12,664,750
TOTAL COMMON STOCKS (Cost $1,661,338,491)		1,751,662,172
Nonconvertible Preferred Stocks - 1.9%

CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
Porsche Automobil Holding SE (Germany)	349,950	17,335,822
Volkswagen AG	112,100	17,676,074
		35,011,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,553,456)		35,011,896
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,665,980
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	13,105,677	$ 13,105,677
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	24,817,457	24,817,457
TOTAL MONEY MARKET FUNDS (Cost $37,923,134)		37,923,134
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,737,815,081)	1,826,263,182
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(26,879,497)
NET ASSETS - 100%	$ 1,799,383,685
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,785,980 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,459
Fidelity Securities Lending Cash Central Fund	495,862
Total	$ 547,321
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,136,817	$ 172,585,558	$ 4,596,659	$ 6,954,600
Consumer Staples	179,003,456	179,003,456	-	-
Energy	232,906,809	232,906,809	-	-
Financials	266,478,997	266,478,997	-	-
Health Care	249,441,127	249,441,127	-	-
Industrials	162,023,233	162,023,233	-	-
Information Technology	464,156,666	464,156,666	-	-
Materials	35,862,213	35,862,213	-	-
Utilities	12,664,750	12,664,750	-	-
Corporate Bonds	1,665,980	-	1,665,980	-
Money Market Funds	37,923,134	37,923,134	-	-
Total Investments in Securities:	$ 1,826,263,182	$ 1,813,045,943	$ 6,262,639	$ 6,954,600
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,747,752,591. Net unrealized appreciation aggregated $78,510,591, of which $258,543,669 related to appreciated investment securities and $180,033,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.833433.106

ADESI-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	75,000	$ 2,757,000
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	4,596,659
Household Durables - 0.5%
D.R. Horton, Inc.	200,000	3,676,000
KB Home	250,000	2,450,000
Toll Brothers, Inc. (a)	125,000	3,716,250
		9,842,250
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (e)(f)	60,000	6,954,600
Media - 4.9%
Comcast Corp. Class A	1,350,000	43,159,500
DreamWorks Animation SKG, Inc. Class A (a)	225,000	4,288,500
News Corp. Class A	450,000	10,030,500
The Walt Disney Co.	350,000	16,975,000
Time Warner, Inc.	375,000	14,437,500
		88,891,000
Multiline Retail - 0.5%
Target Corp.	170,000	9,892,300
Specialty Retail - 1.4%
Citi Trends, Inc. (a)	350,000	5,404,000
Lowe's Companies, Inc.	550,000	15,642,000
Staples, Inc.	275,000	3,588,750
		24,634,750
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC	75,000	1,556,362
TOTAL CONSUMER DISCRETIONARY		149,124,921
CONSUMER STAPLES - 10.0%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	5,412,000
Molson Coors Brewing Co. Class B	110,000	4,577,100
Monster Beverage Corp. (a)	35,000	2,492,000
PepsiCo, Inc.	400,000	28,264,000
The Coca-Cola Co.	150,000	11,728,500
		52,473,600
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	225,000	10,514,250
Drogasil SA	375,000	3,780,807
Walgreen Co.	300,000	8,874,000
		23,169,057
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. (a)	90,994	1,981,849
Household Products - 3.2%
Colgate-Palmolive Co.	240,000	24,984,000
Procter & Gamble Co.	525,000	32,156,250
		57,140,250

	Shares	Value
Tobacco - 2.5%
Altria Group, Inc.	250,000	$ 8,637,500
British American Tobacco PLC sponsored ADR	135,000	13,786,200
Philip Morris International, Inc.	250,000	21,815,000
		44,238,700
TOTAL CONSUMER STAPLES		179,003,456
ENERGY - 12.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	125,000	5,338,750
Halliburton Co.	425,000	12,065,750
Helmerich & Payne, Inc.	100,000	4,348,000
McDermott International, Inc. (a)	250,000	2,785,000
National Oilwell Varco, Inc.	160,000	10,310,400
Noble Corp.	250,000	8,132,500
Schlumberger Ltd.	50,000	3,245,500
Trinidad Drilling Ltd. (d)	400,000	2,282,683
		48,508,583
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc. (a)(d)	1,000,000	4,430,000
Apache Corp.	160,000	14,062,400
BP PLC sponsored ADR	400,000	16,216,000
Canadian Natural Resources Ltd.	275,000	7,376,731
Celtic Exploration Ltd. (a)	75,000	1,014,390
Chevron Corp.	500,000	52,750,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,712,500
Exxon Mobil Corp.	225,000	19,253,250
Hess Corp.	150,000	6,517,500
HollyFrontier Corp.	125,000	4,428,750
Newfield Exploration Co. (a)	75,000	2,198,250
Peabody Energy Corp.	250,000	6,130,000
Plains Exploration & Production Co. (a)	100,000	3,518,000
QEP Resources, Inc.	100,000	2,997,000
Royal Dutch Shell PLC Class A sponsored ADR	325,000	21,914,750
Suncor Energy, Inc.	500,000	14,458,305
Whiting Petroleum Corp. (a)	107,500	4,420,400
		184,398,226
TOTAL ENERGY		232,906,809
FINANCIALS - 14.8%
Capital Markets - 2.6%
Ashmore Group PLC	1,000,000	5,458,033
Goldman Sachs Group, Inc.	150,000	14,379,000
KKR & Co. LP	475,000	6,122,750
Manning & Napier, Inc.	150,000	2,134,500
Morgan Stanley	875,000	12,766,250
The Blackstone Group LP	425,000	5,554,750
		46,415,283
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.4%
Alliance Financial Corp.	211,250	$ 7,254,325
CIT Group, Inc. (a)	125,000	4,455,000
First Niagara Financial Group, Inc.	400,000	3,060,000
SunTrust Banks, Inc.	325,000	7,874,750
Wells Fargo & Co.	1,700,000	56,848,000
		79,492,075
Diversified Financial Services - 4.5%
JPMorgan Chase & Co.	1,750,000	62,527,500
KKR Financial Holdings LLC	2,200,000	18,744,000
		81,271,500
Insurance - 2.7%
ACE Ltd.	87,500	6,486,375
AFLAC, Inc.	100,000	4,259,000
Allstate Corp.	150,000	5,263,500
Brasil Insurance Participacoes e Administracao SA	425,000	3,777,072
Genworth Financial, Inc. Class A (a)	400,000	2,264,000
Hanover Insurance Group, Inc.	125,000	4,891,250
Lincoln National Corp.	250,000	5,467,500
MetLife, Inc.	475,000	14,653,750
RenaissanceRe Holdings Ltd.	25,000	1,900,250
		48,962,697
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	990,044	2,851,327
Radian Group, Inc. (d)	2,275,415	7,486,115
		10,337,442
TOTAL FINANCIALS		266,478,997
HEALTH CARE - 13.9%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	350,000	4,084,500
Amgen, Inc.	205,000	14,973,200
Gentium SpA sponsored ADR (a)	175,000	1,618,750
Gilead Sciences, Inc. (a)	100,000	5,128,000
PDL BioPharma, Inc. (d)	675,000	4,475,250
Synageva BioPharma Corp. (a)	75,000	3,042,000
Vertex Pharmaceuticals, Inc. (a)	65,000	3,634,800
		36,956,500
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	100,000	3,346,000
EnteroMedics, Inc. (a)(d)	475,000	1,638,750
HeartWare International, Inc. (a)	55,000	4,884,000
St. Jude Medical, Inc.	75,000	2,993,250
Zimmer Holdings, Inc.	50,000	3,218,000
		16,080,000
Health Care Providers & Services - 4.6%
Aetna, Inc.	150,000	5,815,500

	Shares	Value
Brookdale Senior Living, Inc. (a)	325,000	$ 5,765,500
Emeritus Corp. (a)	156,991	2,642,159
Express Scripts Holding Co. (a)	100,000	5,583,000
IPC The Hospitalist Co., Inc. (a)	125,000	5,665,000
Laboratory Corp. of America Holdings (a)	30,000	2,778,300
LHC Group, Inc. (a)	200,000	3,392,000
McKesson Corp.	275,000	25,781,250
MEDNAX, Inc. (a)	65,000	4,455,100
Quest Diagnostics, Inc.	50,000	2,995,000
WellPoint, Inc.	275,000	17,542,250
		82,415,059
Health Care Technology - 0.2%
Epocrates, Inc. (a)	14,905	119,538
MedAssets, Inc. (a)	275,000	3,698,750
		3,818,288
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	125,000	2,087,500
Pharmaceuticals - 6.0%
Auxilium Pharmaceuticals, Inc. (a)	75,000	2,016,750
Eli Lilly & Co.	250,000	10,727,500
GlaxoSmithKline PLC sponsored ADR	287,500	13,101,375
Johnson & Johnson	150,000	10,134,000
Merck & Co., Inc.	600,000	25,050,000
Pfizer, Inc.	1,575,000	36,225,000
Roche Holding AG (participation certificate)	25,000	4,309,119
ViroPharma, Inc. (a)	150,000	3,555,000
XenoPort, Inc. (a)	490,900	2,965,036
		108,083,780
TOTAL HEALTH CARE		249,441,127
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	225,000	12,564,000
Rockwell Collins, Inc.	185,000	9,129,750
United Technologies Corp.	200,000	15,106,000
		36,799,750
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	150,000	8,779,500
Building Products - 0.8%
Lennox International, Inc.	75,000	3,497,250
Owens Corning (a)	275,000	7,848,500
Quanex Building Products Corp.	150,000	2,682,000
		14,027,750
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,860,000
Interface, Inc.	275,000	3,748,250
Standard Parking Corp. (a)	185,000	3,981,200
		14,589,450
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.8%
Fluor Corp.	125,000	$ 6,167,500
Quanta Services, Inc. (a)	300,000	7,221,000
		13,388,500
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	250,000	2,412,500
Industrial Conglomerates - 2.2%
General Electric Co.	1,700,000	35,428,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	225,200	4,429,684
		39,857,684
Machinery - 0.2%
Edwards Group Ltd. ADR (a)	4,249	33,822
Ingersoll-Rand PLC	100,000	4,218,000
		4,251,822
Professional Services - 0.9%
Acacia Research Corp. (f)	85,000	3,165,400
Acacia Research Corp. - Acacia Technologies (a)	200,000	7,448,000
Michael Page International PLC	1,050,000	6,148,627
		16,762,027
Road & Rail - 0.6%
Con-way, Inc.	100,000	3,611,000
CSX Corp.	200,000	4,472,000
Swift Transporation Co. (a)	325,000	3,071,250
		11,154,250
TOTAL INDUSTRIALS		162,023,233
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.4%
Acme Packet, Inc. (a)	100,000	1,865,000
Brocade Communications Systems, Inc. (a)	1,050,000	5,176,500
Cisco Systems, Inc.	1,450,000	24,896,500
Juniper Networks, Inc. (a)	500,000	8,155,000
Riverbed Technology, Inc. (a)	225,000	3,633,750
		43,726,750
Computers & Peripherals - 6.5%
Apple, Inc. (a)	180,000	105,119,999
Fusion-io, Inc.	75,000	1,566,750
Hewlett-Packard Co.	479,000	9,632,690
		116,319,439
Electronic Equipment & Components - 1.1%
Corning, Inc.	1,100,000	14,223,000
Fabrinet (a)	175,000	2,196,250
Itron, Inc. (a)	100,000	4,124,000
		20,543,250
Internet Software & Services - 2.9%
Constant Contact, Inc. (a)(d)	100,000	1,788,000

	Shares	Value
Google, Inc. Class A (a)	62,500	$ 36,254,375
SciQuest, Inc. (a)	400,010	7,184,180
VeriSign, Inc. (a)	150,000	6,535,500
		51,762,055
IT Services - 8.2%
Cognizant Technology Solutions Corp. Class A (a)	255,000	15,300,000
Fidelity National Information Services, Inc.	125,000	4,260,000
IBM Corp.	180,000	35,204,400
MasterCard, Inc. Class A	75,000	32,258,250
Paychex, Inc.	825,000	25,913,250
Visa, Inc. Class A	275,000	33,998,250
		146,934,150
Semiconductors & Semiconductor Equipment - 3.1%
Axcelis Technologies, Inc. (a)	2,500,000	3,000,000
Broadcom Corp. Class A	225,000	7,605,000
GT Advanced Technologies, Inc. (a)(d)	1,000,000	5,280,000
KLA-Tencor Corp.	100,000	4,925,000
Lam Research Corp. (a)	225,000	8,491,500
NXP Semiconductors NV (a)	218,300	5,075,475
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,500,000	7,785,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	625,000	8,725,000
Tessera Technologies, Inc.	304,700	4,683,239
		55,570,214
Software - 1.6%
Kenexa Corp. (a)	50,000	1,451,500
Nuance Communications, Inc. (a)	250,000	5,955,000
Oracle Corp.	350,000	10,395,000
salesforce.com, Inc. (a)	54,800	7,576,648
Splunk, Inc. (d)	58,600	1,646,660
VMware, Inc. Class A (a)	25,000	2,276,000
		29,300,808
TOTAL INFORMATION TECHNOLOGY		464,156,666
MATERIALS - 2.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	50,000	4,036,500
Cabot Corp.	110,000	4,477,000
Ecolab, Inc.	110,000	7,538,300
Olin Corp.	125,000	2,611,250
W.R. Grace & Co. (a)	75,000	3,783,750
		22,446,800
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	975,000	2,992,913
Nucor Corp.	275,000	10,422,500
		13,415,413
TOTAL MATERIALS		35,862,213
Common Stocks - continued
	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.5%
NextEra Energy, Inc.	125,000	$ 8,601,250
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	4,063,500
TOTAL UTILITIES		12,664,750
TOTAL COMMON STOCKS (Cost $1,661,338,491)		1,751,662,172
Nonconvertible Preferred Stocks - 1.9%

CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
Porsche Automobil Holding SE (Germany)	349,950	17,335,822
Volkswagen AG	112,100	17,676,074
		35,011,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,553,456)		35,011,896
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,665,980
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	13,105,677	$ 13,105,677
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	24,817,457	24,817,457
TOTAL MONEY MARKET FUNDS (Cost $37,923,134)		37,923,134
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,737,815,081)	1,826,263,182
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(26,879,497)
NET ASSETS - 100%	$ 1,799,383,685
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,785,980 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,459
Fidelity Securities Lending Cash Central Fund	495,862
Total	$ 547,321
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,136,817	$ 172,585,558	$ 4,596,659	$ 6,954,600
Consumer Staples	179,003,456	179,003,456	-	-
Energy	232,906,809	232,906,809	-	-
Financials	266,478,997	266,478,997	-	-
Health Care	249,441,127	249,441,127	-	-
Industrials	162,023,233	162,023,233	-	-
Information Technology	464,156,666	464,156,666	-	-
Materials	35,862,213	35,862,213	-	-
Utilities	12,664,750	12,664,750	-	-
Corporate Bonds	1,665,980	-	1,665,980	-
Money Market Funds	37,923,134	37,923,134	-	-
Total Investments in Securities:	$ 1,826,263,182	$ 1,813,045,943	$ 6,262,639	$ 6,954,600
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,747,752,591. Net unrealized appreciation aggregated $78,510,591, of which $258,543,669 related to appreciated investment securities and $180,033,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class O

June 30, 2012

1.804792.108

DESIO-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	75,000	$ 2,757,000
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	4,596,659
Household Durables - 0.5%
D.R. Horton, Inc.	200,000	3,676,000
KB Home	250,000	2,450,000
Toll Brothers, Inc. (a)	125,000	3,716,250
		9,842,250
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (e)(f)	60,000	6,954,600
Media - 4.9%
Comcast Corp. Class A	1,350,000	43,159,500
DreamWorks Animation SKG, Inc. Class A (a)	225,000	4,288,500
News Corp. Class A	450,000	10,030,500
The Walt Disney Co.	350,000	16,975,000
Time Warner, Inc.	375,000	14,437,500
		88,891,000
Multiline Retail - 0.5%
Target Corp.	170,000	9,892,300
Specialty Retail - 1.4%
Citi Trends, Inc. (a)	350,000	5,404,000
Lowe's Companies, Inc.	550,000	15,642,000
Staples, Inc.	275,000	3,588,750
		24,634,750
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC	75,000	1,556,362
TOTAL CONSUMER DISCRETIONARY		149,124,921
CONSUMER STAPLES - 10.0%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	5,412,000
Molson Coors Brewing Co. Class B	110,000	4,577,100
Monster Beverage Corp. (a)	35,000	2,492,000
PepsiCo, Inc.	400,000	28,264,000
The Coca-Cola Co.	150,000	11,728,500
		52,473,600
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	225,000	10,514,250
Drogasil SA	375,000	3,780,807
Walgreen Co.	300,000	8,874,000
		23,169,057
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. (a)	90,994	1,981,849
Household Products - 3.2%
Colgate-Palmolive Co.	240,000	24,984,000
Procter & Gamble Co.	525,000	32,156,250
		57,140,250

	Shares	Value
Tobacco - 2.5%
Altria Group, Inc.	250,000	$ 8,637,500
British American Tobacco PLC sponsored ADR	135,000	13,786,200
Philip Morris International, Inc.	250,000	21,815,000
		44,238,700
TOTAL CONSUMER STAPLES		179,003,456
ENERGY - 12.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	125,000	5,338,750
Halliburton Co.	425,000	12,065,750
Helmerich & Payne, Inc.	100,000	4,348,000
McDermott International, Inc. (a)	250,000	2,785,000
National Oilwell Varco, Inc.	160,000	10,310,400
Noble Corp.	250,000	8,132,500
Schlumberger Ltd.	50,000	3,245,500
Trinidad Drilling Ltd. (d)	400,000	2,282,683
		48,508,583
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc. (a)(d)	1,000,000	4,430,000
Apache Corp.	160,000	14,062,400
BP PLC sponsored ADR	400,000	16,216,000
Canadian Natural Resources Ltd.	275,000	7,376,731
Celtic Exploration Ltd. (a)	75,000	1,014,390
Chevron Corp.	500,000	52,750,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,712,500
Exxon Mobil Corp.	225,000	19,253,250
Hess Corp.	150,000	6,517,500
HollyFrontier Corp.	125,000	4,428,750
Newfield Exploration Co. (a)	75,000	2,198,250
Peabody Energy Corp.	250,000	6,130,000
Plains Exploration & Production Co. (a)	100,000	3,518,000
QEP Resources, Inc.	100,000	2,997,000
Royal Dutch Shell PLC Class A sponsored ADR	325,000	21,914,750
Suncor Energy, Inc.	500,000	14,458,305
Whiting Petroleum Corp. (a)	107,500	4,420,400
		184,398,226
TOTAL ENERGY		232,906,809
FINANCIALS - 14.8%
Capital Markets - 2.6%
Ashmore Group PLC	1,000,000	5,458,033
Goldman Sachs Group, Inc.	150,000	14,379,000
KKR & Co. LP	475,000	6,122,750
Manning & Napier, Inc.	150,000	2,134,500
Morgan Stanley	875,000	12,766,250
The Blackstone Group LP	425,000	5,554,750
		46,415,283
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.4%
Alliance Financial Corp.	211,250	$ 7,254,325
CIT Group, Inc. (a)	125,000	4,455,000
First Niagara Financial Group, Inc.	400,000	3,060,000
SunTrust Banks, Inc.	325,000	7,874,750
Wells Fargo & Co.	1,700,000	56,848,000
		79,492,075
Diversified Financial Services - 4.5%
JPMorgan Chase & Co.	1,750,000	62,527,500
KKR Financial Holdings LLC	2,200,000	18,744,000
		81,271,500
Insurance - 2.7%
ACE Ltd.	87,500	6,486,375
AFLAC, Inc.	100,000	4,259,000
Allstate Corp.	150,000	5,263,500
Brasil Insurance Participacoes e Administracao SA	425,000	3,777,072
Genworth Financial, Inc. Class A (a)	400,000	2,264,000
Hanover Insurance Group, Inc.	125,000	4,891,250
Lincoln National Corp.	250,000	5,467,500
MetLife, Inc.	475,000	14,653,750
RenaissanceRe Holdings Ltd.	25,000	1,900,250
		48,962,697
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	990,044	2,851,327
Radian Group, Inc. (d)	2,275,415	7,486,115
		10,337,442
TOTAL FINANCIALS		266,478,997
HEALTH CARE - 13.9%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	350,000	4,084,500
Amgen, Inc.	205,000	14,973,200
Gentium SpA sponsored ADR (a)	175,000	1,618,750
Gilead Sciences, Inc. (a)	100,000	5,128,000
PDL BioPharma, Inc. (d)	675,000	4,475,250
Synageva BioPharma Corp. (a)	75,000	3,042,000
Vertex Pharmaceuticals, Inc. (a)	65,000	3,634,800
		36,956,500
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	100,000	3,346,000
EnteroMedics, Inc. (a)(d)	475,000	1,638,750
HeartWare International, Inc. (a)	55,000	4,884,000
St. Jude Medical, Inc.	75,000	2,993,250
Zimmer Holdings, Inc.	50,000	3,218,000
		16,080,000
Health Care Providers & Services - 4.6%
Aetna, Inc.	150,000	5,815,500

	Shares	Value
Brookdale Senior Living, Inc. (a)	325,000	$ 5,765,500
Emeritus Corp. (a)	156,991	2,642,159
Express Scripts Holding Co. (a)	100,000	5,583,000
IPC The Hospitalist Co., Inc. (a)	125,000	5,665,000
Laboratory Corp. of America Holdings (a)	30,000	2,778,300
LHC Group, Inc. (a)	200,000	3,392,000
McKesson Corp.	275,000	25,781,250
MEDNAX, Inc. (a)	65,000	4,455,100
Quest Diagnostics, Inc.	50,000	2,995,000
WellPoint, Inc.	275,000	17,542,250
		82,415,059
Health Care Technology - 0.2%
Epocrates, Inc. (a)	14,905	119,538
MedAssets, Inc. (a)	275,000	3,698,750
		3,818,288
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	125,000	2,087,500
Pharmaceuticals - 6.0%
Auxilium Pharmaceuticals, Inc. (a)	75,000	2,016,750
Eli Lilly & Co.	250,000	10,727,500
GlaxoSmithKline PLC sponsored ADR	287,500	13,101,375
Johnson & Johnson	150,000	10,134,000
Merck & Co., Inc.	600,000	25,050,000
Pfizer, Inc.	1,575,000	36,225,000
Roche Holding AG (participation certificate)	25,000	4,309,119
ViroPharma, Inc. (a)	150,000	3,555,000
XenoPort, Inc. (a)	490,900	2,965,036
		108,083,780
TOTAL HEALTH CARE		249,441,127
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	225,000	12,564,000
Rockwell Collins, Inc.	185,000	9,129,750
United Technologies Corp.	200,000	15,106,000
		36,799,750
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	150,000	8,779,500
Building Products - 0.8%
Lennox International, Inc.	75,000	3,497,250
Owens Corning (a)	275,000	7,848,500
Quanex Building Products Corp.	150,000	2,682,000
		14,027,750
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,860,000
Interface, Inc.	275,000	3,748,250
Standard Parking Corp. (a)	185,000	3,981,200
		14,589,450
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.8%
Fluor Corp.	125,000	$ 6,167,500
Quanta Services, Inc. (a)	300,000	7,221,000
		13,388,500
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	250,000	2,412,500
Industrial Conglomerates - 2.2%
General Electric Co.	1,700,000	35,428,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	225,200	4,429,684
		39,857,684
Machinery - 0.2%
Edwards Group Ltd. ADR (a)	4,249	33,822
Ingersoll-Rand PLC	100,000	4,218,000
		4,251,822
Professional Services - 0.9%
Acacia Research Corp. (f)	85,000	3,165,400
Acacia Research Corp. - Acacia Technologies (a)	200,000	7,448,000
Michael Page International PLC	1,050,000	6,148,627
		16,762,027
Road & Rail - 0.6%
Con-way, Inc.	100,000	3,611,000
CSX Corp.	200,000	4,472,000
Swift Transporation Co. (a)	325,000	3,071,250
		11,154,250
TOTAL INDUSTRIALS		162,023,233
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.4%
Acme Packet, Inc. (a)	100,000	1,865,000
Brocade Communications Systems, Inc. (a)	1,050,000	5,176,500
Cisco Systems, Inc.	1,450,000	24,896,500
Juniper Networks, Inc. (a)	500,000	8,155,000
Riverbed Technology, Inc. (a)	225,000	3,633,750
		43,726,750
Computers & Peripherals - 6.5%
Apple, Inc. (a)	180,000	105,119,999
Fusion-io, Inc.	75,000	1,566,750
Hewlett-Packard Co.	479,000	9,632,690
		116,319,439
Electronic Equipment & Components - 1.1%
Corning, Inc.	1,100,000	14,223,000
Fabrinet (a)	175,000	2,196,250
Itron, Inc. (a)	100,000	4,124,000
		20,543,250
Internet Software & Services - 2.9%
Constant Contact, Inc. (a)(d)	100,000	1,788,000

	Shares	Value
Google, Inc. Class A (a)	62,500	$ 36,254,375
SciQuest, Inc. (a)	400,010	7,184,180
VeriSign, Inc. (a)	150,000	6,535,500
		51,762,055
IT Services - 8.2%
Cognizant Technology Solutions Corp. Class A (a)	255,000	15,300,000
Fidelity National Information Services, Inc.	125,000	4,260,000
IBM Corp.	180,000	35,204,400
MasterCard, Inc. Class A	75,000	32,258,250
Paychex, Inc.	825,000	25,913,250
Visa, Inc. Class A	275,000	33,998,250
		146,934,150
Semiconductors & Semiconductor Equipment - 3.1%
Axcelis Technologies, Inc. (a)	2,500,000	3,000,000
Broadcom Corp. Class A	225,000	7,605,000
GT Advanced Technologies, Inc. (a)(d)	1,000,000	5,280,000
KLA-Tencor Corp.	100,000	4,925,000
Lam Research Corp. (a)	225,000	8,491,500
NXP Semiconductors NV (a)	218,300	5,075,475
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,500,000	7,785,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	625,000	8,725,000
Tessera Technologies, Inc.	304,700	4,683,239
		55,570,214
Software - 1.6%
Kenexa Corp. (a)	50,000	1,451,500
Nuance Communications, Inc. (a)	250,000	5,955,000
Oracle Corp.	350,000	10,395,000
salesforce.com, Inc. (a)	54,800	7,576,648
Splunk, Inc. (d)	58,600	1,646,660
VMware, Inc. Class A (a)	25,000	2,276,000
		29,300,808
TOTAL INFORMATION TECHNOLOGY		464,156,666
MATERIALS - 2.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	50,000	4,036,500
Cabot Corp.	110,000	4,477,000
Ecolab, Inc.	110,000	7,538,300
Olin Corp.	125,000	2,611,250
W.R. Grace & Co. (a)	75,000	3,783,750
		22,446,800
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	975,000	2,992,913
Nucor Corp.	275,000	10,422,500
		13,415,413
TOTAL MATERIALS		35,862,213
Common Stocks - continued
	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.5%
NextEra Energy, Inc.	125,000	$ 8,601,250
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	4,063,500
TOTAL UTILITIES		12,664,750
TOTAL COMMON STOCKS (Cost $1,661,338,491)		1,751,662,172
Nonconvertible Preferred Stocks - 1.9%

CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
Porsche Automobil Holding SE (Germany)	349,950	17,335,822
Volkswagen AG	112,100	17,676,074
		35,011,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,553,456)		35,011,896
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,665,980
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	13,105,677	$ 13,105,677
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	24,817,457	24,817,457
TOTAL MONEY MARKET FUNDS (Cost $37,923,134)		37,923,134
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,737,815,081)	1,826,263,182
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(26,879,497)
NET ASSETS - 100%	$ 1,799,383,685
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,785,980 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,459
Fidelity Securities Lending Cash Central Fund	495,862
Total	$ 547,321
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,136,817	$ 172,585,558	$ 4,596,659	$ 6,954,600
Consumer Staples	179,003,456	179,003,456	-	-
Energy	232,906,809	232,906,809	-	-
Financials	266,478,997	266,478,997	-	-
Health Care	249,441,127	249,441,127	-	-
Industrials	162,023,233	162,023,233	-	-
Information Technology	464,156,666	464,156,666	-	-
Materials	35,862,213	35,862,213	-	-
Utilities	12,664,750	12,664,750	-	-
Corporate Bonds	1,665,980	-	1,665,980	-
Money Market Funds	37,923,134	37,923,134	-	-
Total Investments in Securities:	$ 1,826,263,182	$ 1,813,045,943	$ 6,262,639	$ 6,954,600
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,747,752,591. Net unrealized appreciation aggregated $78,510,591, of which $258,543,669 related to appreciated investment securities and $180,033,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.833435.106

ADESII-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.2%
Tenneco, Inc. (a)	40,000	$ 1,072,800
TRW Automotive Holdings Corp. (a)	120,200	4,418,552
		5,491,352
Automobiles - 0.6%
PT Astra International Tbk	1,000,000	737,199
Bajaj Auto Ltd.	250,000	7,136,849
Ford Motor Co.	250,000	2,397,500
Tesla Motors, Inc. (a)(d)	119,400	3,736,026
		14,007,574
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	6,755,290
Collectors Universe, Inc.	100,000	1,468,000
		8,223,290
Hotels, Restaurants & Leisure - 1.2%
Bravo Brio Restaurant Group, Inc. (a)	113,800	2,029,054
Dunkin' Brands Group, Inc.	100,800	3,461,472
Interval Leisure Group, Inc.	200,000	3,802,000
Jubilant Foodworks Ltd. (a)	220,000	4,659,643
McDonald's Corp.	30,000	2,655,900
Starbucks Corp.	100,000	5,332,000
The Cheesecake Factory, Inc. (a)	45,000	1,438,200
Tim Hortons, Inc. (Canada)	154,000	8,118,240
		31,496,509
Household Durables - 0.2%
Jarden Corp.	65,000	2,731,300
Toll Brothers, Inc. (a)	103,700	3,083,001
		5,814,301
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	146,100	33,361,935
Priceline.com, Inc. (a)	9,600	6,379,392
Start Today Co. Ltd. (d)	388,100	5,423,501
		45,164,828
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(f)	817,600	6,544,976
Hasbro, Inc.	238,600	8,081,382
		14,626,358
Media - 1.8%
Comcast Corp. Class A	200,000	6,394,000
Pandora Media, Inc. (d)	353,000	3,837,110
The Walt Disney Co.	665,200	32,262,200
Time Warner, Inc.	100,000	3,850,000
		46,343,310
Multiline Retail - 2.7%
Dollar General Corp. (a)	216,400	11,769,996
Dollar Tree, Inc. (a)	120,000	6,456,000
Dollarama, Inc.	471,000	28,303,487
Marisa Lojas SA	600,000	6,870,799

	Shares	Value
Springland International Holdings Ltd.	1,750,000	$ 995,357
Target Corp.	256,000	14,896,640
		69,292,279
Specialty Retail - 6.4%
Ascena Retail Group, Inc. (a)	150,000	2,793,000
AutoZone, Inc. (a)	44,700	16,412,499
China ZhengTong Auto Services Holdings Ltd. (a)	504,000	267,987
Destination Maternity Corp.	383,100	8,274,960
Dick's Sporting Goods, Inc.	150,000	7,200,000
Express, Inc. (a)	23,600	428,812
Guess?, Inc.	221,000	6,711,770
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,197,372
Limited Brands, Inc.	263,600	11,210,908
New York & Co., Inc. (a)	1,449,187	5,043,171
PT ACE Hardware Indonesia Tbk	8,999,000	4,875,930
Ross Stores, Inc.	631,070	39,422,943
Sally Beauty Holdings, Inc. (a)	291,000	7,490,340
SuperGroup PLC (a)(d)	218,200	1,135,411
Teavana Holdings, Inc. (a)	20,000	270,600
The Buckle, Inc. (d)	70,000	2,769,900
Tilly's, Inc. (a)(e)	510,400	8,191,920
TJX Companies, Inc.	988,900	42,453,477
		166,151,000
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria e Comercio SA	14,000	208,414
Bosideng International Holdings Ltd.	13,500,000	3,505,857
Brunello Cucinelli SpA	110,500	1,571,776
Daphne International Holdings Ltd.	3,000,000	3,060,742
Fifth & Pacific Companies, Inc. (a)(d)	1,025,000	10,998,250
Gildan Activewear, Inc.	100,000	2,755,132
lululemon athletica, Inc. (a)	105,842	6,311,358
Michael Kors Holdings Ltd.	291,000	12,175,440
NIKE, Inc. Class B	100,000	8,778,000
PVH Corp.	186,400	14,500,056
Ralph Lauren Corp.	82,500	11,554,950
Samsonite International SA	2,307,600	3,900,874
Steven Madden Ltd. (a)	256,903	8,156,670
Tumi Holdings, Inc. (d)	9,300	162,750
Vera Bradley, Inc. (a)(d)	223,762	4,716,903
VF Corp.	84,653	11,296,943
Warnaco Group, Inc. (a)	186,900	7,958,202
		111,612,317
TOTAL CONSUMER DISCRETIONARY		518,223,118
CONSUMER STAPLES - 11.6%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	83,846	6,610,525
Anheuser-Busch InBev SA NV:
ADR	65,000	5,177,250
(strip VVPR)	160,000	202
Beam, Inc.	230,000	14,372,700
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	352,400	$ 15,417,500
Monster Beverage Corp. (a)	250,200	17,814,240
		59,392,417
Food & Staples Retailing - 3.0%
Drogasil SA	483,666	4,876,394
Fresh Market, Inc. (a)	137,800	7,390,214
PriceSmart, Inc.	149,300	10,079,243
Wal-Mart Stores, Inc.	601,300	41,922,636
Whole Foods Market, Inc.	140,000	13,344,800
		77,613,287
Food Products - 1.4%
Annie's, Inc.	2,400	100,464
Biostime International Holdings Ltd.	2,478,000	6,495,721
Green Mountain Coffee Roasters, Inc. (a)	166,999	3,637,238
Kraft Foods, Inc. Class A	270,000	10,427,400
Orion Corp.	9,352	7,774,494
TreeHouse Foods, Inc. (a)	131,500	8,191,135
		36,626,452
Household Products - 1.4%
Colgate-Palmolive Co.	197,400	20,549,340
Procter & Gamble Co.	238,300	14,595,875
		35,145,215
Personal Products - 1.1%
Herbalife Ltd.	370,260	17,894,666
Nu Skin Enterprises, Inc. Class A	232,263	10,893,135
		28,787,801
Tobacco - 2.4%
Altria Group, Inc.	50,000	1,727,500
British American Tobacco PLC:
(United Kingdom)	200,000	10,167,995
sponsored ADR	60,000	6,127,200
Imperial Tobacco Group PLC	100,000	3,844,898
Lorillard, Inc.	131,100	17,298,645
Philip Morris International, Inc.	257,900	22,504,354
		61,670,592
TOTAL CONSUMER STAPLES		299,235,764
ENERGY - 11.1%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	285,834	11,747,777
Cameron International Corp. (a)	67,000	2,861,570
Halliburton Co.	722,900	20,523,131
Nabors Industries Ltd. (a)	272,800	3,928,320
Rowan Companies PLC (a)	142,900	4,619,957
Schlumberger Ltd.	40,000	2,596,400
Transocean Ltd. (United States)	150,000	6,709,500
Tuscany International Drilling, Inc. (a)(f)	7,000,000	2,715,843
		55,702,498

	Shares	Value
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	170,500	$ 11,287,100
Apache Corp.	214,100	18,817,249
Bellatrix Exploration Ltd. (a)	915,600	2,850,852
Chevron Corp.	600,900	63,394,950
ConocoPhillips	175,700	9,818,116
Crestwood Midstream Partners LP	100,000	2,586,000
Crown Point Ventures Ltd. (a)(f)	419,300	197,686
Enbridge Energy Partners LP	150,000	4,615,500
Energy Partners Ltd. (a)	841,100	14,214,590
Enterprise Products Partners LP	113,200	5,800,368
Exxon Mobil Corp.	468,000	40,046,760
Hess Corp.	95,300	4,140,785
HollyFrontier Corp.	336,770	11,931,761
Madalena Ventures, Inc. (a)	6,684,500	2,297,982
Madalena Ventures, Inc. (f)	324,500	111,556
Marathon Petroleum Corp.	86,900	3,903,548
Noble Energy, Inc.	38,100	3,231,642
Occidental Petroleum Corp.	156,800	13,448,736
Phillips 66 (a)	87,850	2,920,134
Scorpio Tankers, Inc. (a)	5,000	31,950
Williams Companies, Inc.	415,558	11,976,382
WPX Energy, Inc.	124,600	2,016,028
		229,639,675
TOTAL ENERGY		285,342,173
FINANCIALS - 9.7%
Capital Markets - 1.4%
Invesco Ltd.	423,300	9,566,580
Morgan Stanley	800,000	11,672,000
State Street Corp.	320,000	14,284,800
		35,523,380
Commercial Banks - 3.2%
BSB Bancorp, Inc.	100,000	1,275,000
CIT Group, Inc. (a)	100,000	3,564,000
HDFC Bank Ltd.	573,925	5,879,830
HDFC Bank Ltd. sponsored ADR	100,000	3,260,000
Huntington Bancshares, Inc.	797,600	5,104,640
Regions Financial Corp.	700,000	4,725,000
SunTrust Banks, Inc.	200,000	4,846,000
Wells Fargo & Co.	1,572,650	52,589,416
		81,243,886
Consumer Finance - 1.4%
Capital One Financial Corp.	275,000	15,031,500
Discover Financial Services	605,400	20,934,732
		35,966,232
Diversified Financial Services - 1.6%
Citigroup, Inc.	777,900	21,322,239
JPMorgan Chase & Co.	577,800	20,644,794
		41,967,033
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.1%
ACE Ltd.	40,000	$ 2,965,200
Berkshire Hathaway, Inc. Class A (a)	66	8,246,370
Intact Financial Corp. (a)(f)	120,000	7,471,565
Lincoln National Corp.	303,400	6,635,358
Platinum Underwriters Holdings Ltd.	98,167	3,740,163
		29,058,656
Real Estate Investment Trusts - 0.5%
American Residential Properties, Inc. (a)(f)	150,000	3,037,500
Dundee (REIT) (f)	600,000	5,857,971
Simon Property Group, Inc.	25,000	3,891,500
		12,786,971
Real Estate Management & Development - 0.5%
DLF Ltd.	1,580,000	5,711,933
Iguatemi Empresa de Shopping Centers SA	295,000	6,095,345
		11,807,278
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,245,425
TOTAL FINANCIALS		249,598,861
HEALTH CARE - 9.0%
Biotechnology - 1.9%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,190,505
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	667,162	17,914
Alexion Pharmaceuticals, Inc. (a)	145,112	14,409,622
Amgen, Inc.	18,315	1,337,728
AVEO Pharmaceuticals, Inc. (a)	405,900	4,935,744
Clovis Oncology, Inc.	28,400	615,712
Dynavax Technologies Corp. (a)	2,844,511	12,288,288
ImmunoGen, Inc. (a)	164,623	2,762,374
Merrimack Pharmaceuticals, Inc. (g)	611,538	4,006,797
NPS Pharmaceuticals, Inc. (a)	28,900	248,829
Theravance, Inc. (a)	125,000	2,777,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,809,590
		47,400,603
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	819,800	4,648,266
Covidien PLC	313,400	16,766,900
Insulet Corp. (a)	100,000	2,137,000
Sirona Dental Systems, Inc. (a)	180,000	8,101,800
		31,653,966
Health Care Providers & Services - 2.8%
Accretive Health, Inc. (a)	50,000	548,000
Express Scripts Holding Co. (a)	70,000	3,908,100
Hanger, Inc. (a)	621,338	15,931,106
Humana, Inc.	100,000	7,744,000

	Shares	Value
McKesson Corp.	154,700	$ 14,503,125
MEDNAX, Inc. (a)	40,000	2,741,600
UnitedHealth Group, Inc.	230,000	13,455,000
WellPoint, Inc.	220,000	14,033,800
		72,864,731
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	934,206
Pharmaceuticals - 3.1%
Abbott Laboratories	197,900	12,758,613
Allergan, Inc.	106,400	9,849,448
Eli Lilly & Co.	200,000	8,582,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,341,850
Johnson & Johnson	190,000	12,836,400
Meda AB (A Shares)	500,000	4,759,702
Merck & Co., Inc.	100,000	4,175,000
PT Kalbe Farma Tbk	11,000,000	4,448,581
Shire PLC	400,000	11,507,956
ViroPharma, Inc. (a)	100,000	2,370,000
		80,629,550
TOTAL HEALTH CARE		233,483,056
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.8%
Esterline Technologies Corp. (a)	118,083	7,362,475
Honeywell International, Inc.	449,367	25,092,653
Precision Castparts Corp.	16,000	2,631,840
Textron, Inc.	365,200	9,082,524
Ultra Electronics Holdings PLC	120,000	2,982,576
United Technologies Corp.	346,500	26,171,145
		73,323,213
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	14,239,808
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	285,000	6,346,950
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	9,739,730
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,579,688
Foster Wheeler AG (a)	330,000	5,718,900
Jacobs Engineering Group, Inc. (a)	98,600	3,732,996
MYR Group, Inc. (a)	120,000	2,047,200
		20,078,784
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	321,900	3,106,335
Regal-Beloit Corp.	28,000	1,743,280
		4,849,615
Industrial Conglomerates - 0.2%
Danaher Corp.	21,900	1,140,552
Max India Ltd. (a)	800,000	2,779,671
		3,920,223
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Caterpillar, Inc.	30,000	$ 2,547,300
Cummins, Inc.	14,100	1,366,431
Jain Irrigation Systems Ltd.	301,378	454,865
Jain Irrigation Systems Ltd. DVR (a)	15,068	10,728
Pall Corp.	184,000	10,085,040
Westport Innovations, Inc. (a)(d)	100,000	3,675,001
		18,139,365
Marine - 0.0%
Kirby Corp. (a)	25,000	1,177,000
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	276,400	7,247,208
Qualicorp SA	425,000	3,715,708
		10,962,916
Road & Rail - 2.1%
CSX Corp.	590,000	13,192,400
Norfolk Southern Corp.	205,000	14,712,850
Union Pacific Corp.	213,500	25,472,685
		53,377,935
Trading Companies & Distributors - 0.1%
Superior Plus Corp.	350,000	2,086,730
TOTAL INDUSTRIALS		218,242,269
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.1%
Motorola Solutions, Inc.	229,000	11,017,190
QUALCOMM, Inc.	297,900	16,587,072
		27,604,262
Computers & Peripherals - 6.8%
Apple, Inc. (a)	290,200	169,476,799
EMC Corp. (a)	100,000	2,563,000
SanDisk Corp. (a)	114,000	4,158,720
		176,198,519
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	175,700	3,571,981
SYNNEX Corp. (a)	212,900	7,342,921
		10,914,902
Internet Software & Services - 2.1%
Angie's List, Inc. (d)	483,900	7,664,976
Blinkx PLC (a)(d)	4,266,981	2,723,213
Cornerstone OnDemand, Inc. (a)	150,000	3,571,500
Demandware, Inc.	300	7,107
Google, Inc. Class A (a)	20,400	11,833,428
Mail.ru Group Ltd. GDR (a)(f)	241,200	8,174,268
Open Text Corp. (a)	182,500	9,143,822
Rackspace Hosting, Inc. (a)	148,800	6,538,272
Support.com, Inc. (a)	557,200	1,777,468
Velti PLC (a)(d)	378,800	2,462,200
		53,896,254

	Shares	Value
IT Services - 3.2%
Cardtronics, Inc. (a)	219,100	$ 6,619,011
Cognizant Technology Solutions Corp. Class A (a)	200,500	12,030,000
IBM Corp.	59,400	11,617,452
MasterCard, Inc. Class A	46,900	20,172,159
Redecard SA	150,000	2,453,323
Vantiv, Inc.	248,700	5,792,223
Visa, Inc. Class A	202,500	25,035,075
		83,719,243
Semiconductors & Semiconductor Equipment - 2.7%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,830,000
ARM Holdings PLC	1,803,500	14,288,434
ARM Holdings PLC sponsored ADR	1,192,900	28,379,091
Cymer, Inc. (a)	60,000	3,537,000
NVIDIA Corp. (a)	505,458	6,985,430
STMicroelectronics NV (NY Shares) unit	1,000,000	5,440,000
Texas Instruments, Inc.	350,000	10,041,500
		70,501,455
Software - 3.4%
Autodesk, Inc. (a)	100,000	3,499,000
Citrix Systems, Inc. (a)	143,600	12,053,784
MICROS Systems, Inc. (a)	280,400	14,356,480
Oracle Corp.	990,500	29,417,850
salesforce.com, Inc. (a)	90,100	12,457,226
ServiceNow, Inc.	6,400	157,440
Solera Holdings, Inc.	296,900	12,407,451
Splunk, Inc.	5,100	143,310
VMware, Inc. Class A (a)	20,000	1,820,800
		86,313,341
TOTAL INFORMATION TECHNOLOGY		509,147,976
MATERIALS - 7.1%
Chemicals - 2.2%
Agrium, Inc. (d)	100,000	8,862,587
Ashland, Inc.	195,900	13,577,829
CF Industries Holdings, Inc.	34,000	6,587,160
Monsanto Co.	189,000	15,645,420
Rockwood Holdings, Inc.	100,000	4,435,000
Sigma Aldrich Corp.	35,000	2,587,550
The Mosaic Co.	120,000	6,571,200
		58,266,746
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	561,000	22,724,330
Alamos Gold, Inc.	420,000	6,559,277
Allied Nevada Gold Corp. (a)	120,000	3,405,600
ArcelorMittal SA Class A unit (d)	265,000	4,046,550
Carpenter Technology Corp.	185,300	8,864,752
Coeur d'Alene Mines Corp. (a)	93,946	1,649,692
Compass Minerals International, Inc.	96,000	7,322,880
Detour Gold Corp. (a)(f)	175,000	3,525,440
Eldorado Gold Corp.	520,000	6,404,872
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	605,700	$ 22,803,733
Newcrest Mining Ltd.	655,091	15,244,690
Newmont Mining Corp.	258,300	12,530,133
Royal Gold, Inc.	37,800	2,963,520
Sabina Gold & Silver Corp. (a)	2,180,000	4,261,075
Silver Wheaton Corp.	135,425	3,640,686
		125,947,230
TOTAL MATERIALS		184,213,976
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	120,900	4,311,294
Telenor ASA	100,000	1,662,562
		5,973,856
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	55,600	3,171,980
TOTAL TELECOMMUNICATION SERVICES		9,145,836
UTILITIES - 0.6%
Electric Utilities - 0.1%
Duke Energy Corp.	160,000	3,689,600
Gas Utilities - 0.2%
ONEOK, Inc.	100,000	4,231,000
Multi-Utilities - 0.3%
Sempra Energy	100,000	6,888,000
TOTAL UTILITIES		14,808,600
TOTAL COMMON STOCKS (Cost $2,259,985,031)		2,521,441,629
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	39,938,963	$ 39,938,963
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	33,471,884	33,471,884
TOTAL MONEY MARKET FUNDS (Cost $73,410,847)		73,410,847
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,333,395,878)	2,594,852,476
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,039,008)
NET ASSETS - 100%	$ 2,578,813,468
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,636,805 or 1.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,006,797 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,456
Fidelity Securities Lending Cash Central Fund	2,377,920
Total	$ 2,403,376
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tilly's, Inc.	$ -	$ 8,173,896	$ -	$ -	$ 8,191,920
Total	$ -	$ 8,173,896	$ -	$ -	$ 8,191,920
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 518,223,118	$ 483,659,179	$ 34,563,939	$ -
Consumer Staples	299,235,764	268,187,029	31,048,735	-
Energy	285,342,173	285,342,173	-	-
Financials	249,598,861	233,724,173	12,837,188	3,037,500
Health Care	233,483,056	213,501,808	19,981,248	-
Industrials	218,242,269	214,997,005	3,245,264	-
Information Technology	509,147,976	494,859,542	14,288,434	-
Materials	184,213,976	168,969,286	15,244,690	-
Telecommunication Services	9,145,836	9,145,836	-	-
Utilities	14,808,600	14,808,600	-	-
Money Market Funds	73,410,847	73,410,847	-	-
Total Investments in Securities:	$ 2,594,852,476	$ 2,460,605,478	$ 131,209,498	$ 3,037,500
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,347,254,642. Net unrealized appreciation aggregated $247,597,834, of which $459,286,379 related to appreciated investment securities and $211,688,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class O

June 30, 2012

1.804793.108

DESIIO-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.2%
Tenneco, Inc. (a)	40,000	$ 1,072,800
TRW Automotive Holdings Corp. (a)	120,200	4,418,552
		5,491,352
Automobiles - 0.6%
PT Astra International Tbk	1,000,000	737,199
Bajaj Auto Ltd.	250,000	7,136,849
Ford Motor Co.	250,000	2,397,500
Tesla Motors, Inc. (a)(d)	119,400	3,736,026
		14,007,574
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	6,755,290
Collectors Universe, Inc.	100,000	1,468,000
		8,223,290
Hotels, Restaurants & Leisure - 1.2%
Bravo Brio Restaurant Group, Inc. (a)	113,800	2,029,054
Dunkin' Brands Group, Inc.	100,800	3,461,472
Interval Leisure Group, Inc.	200,000	3,802,000
Jubilant Foodworks Ltd. (a)	220,000	4,659,643
McDonald's Corp.	30,000	2,655,900
Starbucks Corp.	100,000	5,332,000
The Cheesecake Factory, Inc. (a)	45,000	1,438,200
Tim Hortons, Inc. (Canada)	154,000	8,118,240
		31,496,509
Household Durables - 0.2%
Jarden Corp.	65,000	2,731,300
Toll Brothers, Inc. (a)	103,700	3,083,001
		5,814,301
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	146,100	33,361,935
Priceline.com, Inc. (a)	9,600	6,379,392
Start Today Co. Ltd. (d)	388,100	5,423,501
		45,164,828
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(f)	817,600	6,544,976
Hasbro, Inc.	238,600	8,081,382
		14,626,358
Media - 1.8%
Comcast Corp. Class A	200,000	6,394,000
Pandora Media, Inc. (d)	353,000	3,837,110
The Walt Disney Co.	665,200	32,262,200
Time Warner, Inc.	100,000	3,850,000
		46,343,310
Multiline Retail - 2.7%
Dollar General Corp. (a)	216,400	11,769,996
Dollar Tree, Inc. (a)	120,000	6,456,000
Dollarama, Inc.	471,000	28,303,487
Marisa Lojas SA	600,000	6,870,799

	Shares	Value
Springland International Holdings Ltd.	1,750,000	$ 995,357
Target Corp.	256,000	14,896,640
		69,292,279
Specialty Retail - 6.4%
Ascena Retail Group, Inc. (a)	150,000	2,793,000
AutoZone, Inc. (a)	44,700	16,412,499
China ZhengTong Auto Services Holdings Ltd. (a)	504,000	267,987
Destination Maternity Corp.	383,100	8,274,960
Dick's Sporting Goods, Inc.	150,000	7,200,000
Express, Inc. (a)	23,600	428,812
Guess?, Inc.	221,000	6,711,770
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,197,372
Limited Brands, Inc.	263,600	11,210,908
New York & Co., Inc. (a)	1,449,187	5,043,171
PT ACE Hardware Indonesia Tbk	8,999,000	4,875,930
Ross Stores, Inc.	631,070	39,422,943
Sally Beauty Holdings, Inc. (a)	291,000	7,490,340
SuperGroup PLC (a)(d)	218,200	1,135,411
Teavana Holdings, Inc. (a)	20,000	270,600
The Buckle, Inc. (d)	70,000	2,769,900
Tilly's, Inc. (a)(e)	510,400	8,191,920
TJX Companies, Inc.	988,900	42,453,477
		166,151,000
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria e Comercio SA	14,000	208,414
Bosideng International Holdings Ltd.	13,500,000	3,505,857
Brunello Cucinelli SpA	110,500	1,571,776
Daphne International Holdings Ltd.	3,000,000	3,060,742
Fifth & Pacific Companies, Inc. (a)(d)	1,025,000	10,998,250
Gildan Activewear, Inc.	100,000	2,755,132
lululemon athletica, Inc. (a)	105,842	6,311,358
Michael Kors Holdings Ltd.	291,000	12,175,440
NIKE, Inc. Class B	100,000	8,778,000
PVH Corp.	186,400	14,500,056
Ralph Lauren Corp.	82,500	11,554,950
Samsonite International SA	2,307,600	3,900,874
Steven Madden Ltd. (a)	256,903	8,156,670
Tumi Holdings, Inc. (d)	9,300	162,750
Vera Bradley, Inc. (a)(d)	223,762	4,716,903
VF Corp.	84,653	11,296,943
Warnaco Group, Inc. (a)	186,900	7,958,202
		111,612,317
TOTAL CONSUMER DISCRETIONARY		518,223,118
CONSUMER STAPLES - 11.6%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	83,846	6,610,525
Anheuser-Busch InBev SA NV:
ADR	65,000	5,177,250
(strip VVPR)	160,000	202
Beam, Inc.	230,000	14,372,700
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	352,400	$ 15,417,500
Monster Beverage Corp. (a)	250,200	17,814,240
		59,392,417
Food & Staples Retailing - 3.0%
Drogasil SA	483,666	4,876,394
Fresh Market, Inc. (a)	137,800	7,390,214
PriceSmart, Inc.	149,300	10,079,243
Wal-Mart Stores, Inc.	601,300	41,922,636
Whole Foods Market, Inc.	140,000	13,344,800
		77,613,287
Food Products - 1.4%
Annie's, Inc.	2,400	100,464
Biostime International Holdings Ltd.	2,478,000	6,495,721
Green Mountain Coffee Roasters, Inc. (a)	166,999	3,637,238
Kraft Foods, Inc. Class A	270,000	10,427,400
Orion Corp.	9,352	7,774,494
TreeHouse Foods, Inc. (a)	131,500	8,191,135
		36,626,452
Household Products - 1.4%
Colgate-Palmolive Co.	197,400	20,549,340
Procter & Gamble Co.	238,300	14,595,875
		35,145,215
Personal Products - 1.1%
Herbalife Ltd.	370,260	17,894,666
Nu Skin Enterprises, Inc. Class A	232,263	10,893,135
		28,787,801
Tobacco - 2.4%
Altria Group, Inc.	50,000	1,727,500
British American Tobacco PLC:
(United Kingdom)	200,000	10,167,995
sponsored ADR	60,000	6,127,200
Imperial Tobacco Group PLC	100,000	3,844,898
Lorillard, Inc.	131,100	17,298,645
Philip Morris International, Inc.	257,900	22,504,354
		61,670,592
TOTAL CONSUMER STAPLES		299,235,764
ENERGY - 11.1%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	285,834	11,747,777
Cameron International Corp. (a)	67,000	2,861,570
Halliburton Co.	722,900	20,523,131
Nabors Industries Ltd. (a)	272,800	3,928,320
Rowan Companies PLC (a)	142,900	4,619,957
Schlumberger Ltd.	40,000	2,596,400
Transocean Ltd. (United States)	150,000	6,709,500
Tuscany International Drilling, Inc. (a)(f)	7,000,000	2,715,843
		55,702,498

	Shares	Value
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	170,500	$ 11,287,100
Apache Corp.	214,100	18,817,249
Bellatrix Exploration Ltd. (a)	915,600	2,850,852
Chevron Corp.	600,900	63,394,950
ConocoPhillips	175,700	9,818,116
Crestwood Midstream Partners LP	100,000	2,586,000
Crown Point Ventures Ltd. (a)(f)	419,300	197,686
Enbridge Energy Partners LP	150,000	4,615,500
Energy Partners Ltd. (a)	841,100	14,214,590
Enterprise Products Partners LP	113,200	5,800,368
Exxon Mobil Corp.	468,000	40,046,760
Hess Corp.	95,300	4,140,785
HollyFrontier Corp.	336,770	11,931,761
Madalena Ventures, Inc. (a)	6,684,500	2,297,982
Madalena Ventures, Inc. (f)	324,500	111,556
Marathon Petroleum Corp.	86,900	3,903,548
Noble Energy, Inc.	38,100	3,231,642
Occidental Petroleum Corp.	156,800	13,448,736
Phillips 66 (a)	87,850	2,920,134
Scorpio Tankers, Inc. (a)	5,000	31,950
Williams Companies, Inc.	415,558	11,976,382
WPX Energy, Inc.	124,600	2,016,028
		229,639,675
TOTAL ENERGY		285,342,173
FINANCIALS - 9.7%
Capital Markets - 1.4%
Invesco Ltd.	423,300	9,566,580
Morgan Stanley	800,000	11,672,000
State Street Corp.	320,000	14,284,800
		35,523,380
Commercial Banks - 3.2%
BSB Bancorp, Inc.	100,000	1,275,000
CIT Group, Inc. (a)	100,000	3,564,000
HDFC Bank Ltd.	573,925	5,879,830
HDFC Bank Ltd. sponsored ADR	100,000	3,260,000
Huntington Bancshares, Inc.	797,600	5,104,640
Regions Financial Corp.	700,000	4,725,000
SunTrust Banks, Inc.	200,000	4,846,000
Wells Fargo & Co.	1,572,650	52,589,416
		81,243,886
Consumer Finance - 1.4%
Capital One Financial Corp.	275,000	15,031,500
Discover Financial Services	605,400	20,934,732
		35,966,232
Diversified Financial Services - 1.6%
Citigroup, Inc.	777,900	21,322,239
JPMorgan Chase & Co.	577,800	20,644,794
		41,967,033
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.1%
ACE Ltd.	40,000	$ 2,965,200
Berkshire Hathaway, Inc. Class A (a)	66	8,246,370
Intact Financial Corp. (a)(f)	120,000	7,471,565
Lincoln National Corp.	303,400	6,635,358
Platinum Underwriters Holdings Ltd.	98,167	3,740,163
		29,058,656
Real Estate Investment Trusts - 0.5%
American Residential Properties, Inc. (a)(f)	150,000	3,037,500
Dundee (REIT) (f)	600,000	5,857,971
Simon Property Group, Inc.	25,000	3,891,500
		12,786,971
Real Estate Management & Development - 0.5%
DLF Ltd.	1,580,000	5,711,933
Iguatemi Empresa de Shopping Centers SA	295,000	6,095,345
		11,807,278
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,245,425
TOTAL FINANCIALS		249,598,861
HEALTH CARE - 9.0%
Biotechnology - 1.9%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,190,505
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	667,162	17,914
Alexion Pharmaceuticals, Inc. (a)	145,112	14,409,622
Amgen, Inc.	18,315	1,337,728
AVEO Pharmaceuticals, Inc. (a)	405,900	4,935,744
Clovis Oncology, Inc.	28,400	615,712
Dynavax Technologies Corp. (a)	2,844,511	12,288,288
ImmunoGen, Inc. (a)	164,623	2,762,374
Merrimack Pharmaceuticals, Inc. (g)	611,538	4,006,797
NPS Pharmaceuticals, Inc. (a)	28,900	248,829
Theravance, Inc. (a)	125,000	2,777,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,809,590
		47,400,603
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	819,800	4,648,266
Covidien PLC	313,400	16,766,900
Insulet Corp. (a)	100,000	2,137,000
Sirona Dental Systems, Inc. (a)	180,000	8,101,800
		31,653,966
Health Care Providers & Services - 2.8%
Accretive Health, Inc. (a)	50,000	548,000
Express Scripts Holding Co. (a)	70,000	3,908,100
Hanger, Inc. (a)	621,338	15,931,106
Humana, Inc.	100,000	7,744,000

	Shares	Value
McKesson Corp.	154,700	$ 14,503,125
MEDNAX, Inc. (a)	40,000	2,741,600
UnitedHealth Group, Inc.	230,000	13,455,000
WellPoint, Inc.	220,000	14,033,800
		72,864,731
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	934,206
Pharmaceuticals - 3.1%
Abbott Laboratories	197,900	12,758,613
Allergan, Inc.	106,400	9,849,448
Eli Lilly & Co.	200,000	8,582,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,341,850
Johnson & Johnson	190,000	12,836,400
Meda AB (A Shares)	500,000	4,759,702
Merck & Co., Inc.	100,000	4,175,000
PT Kalbe Farma Tbk	11,000,000	4,448,581
Shire PLC	400,000	11,507,956
ViroPharma, Inc. (a)	100,000	2,370,000
		80,629,550
TOTAL HEALTH CARE		233,483,056
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.8%
Esterline Technologies Corp. (a)	118,083	7,362,475
Honeywell International, Inc.	449,367	25,092,653
Precision Castparts Corp.	16,000	2,631,840
Textron, Inc.	365,200	9,082,524
Ultra Electronics Holdings PLC	120,000	2,982,576
United Technologies Corp.	346,500	26,171,145
		73,323,213
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	14,239,808
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	285,000	6,346,950
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	9,739,730
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,579,688
Foster Wheeler AG (a)	330,000	5,718,900
Jacobs Engineering Group, Inc. (a)	98,600	3,732,996
MYR Group, Inc. (a)	120,000	2,047,200
		20,078,784
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	321,900	3,106,335
Regal-Beloit Corp.	28,000	1,743,280
		4,849,615
Industrial Conglomerates - 0.2%
Danaher Corp.	21,900	1,140,552
Max India Ltd. (a)	800,000	2,779,671
		3,920,223
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Caterpillar, Inc.	30,000	$ 2,547,300
Cummins, Inc.	14,100	1,366,431
Jain Irrigation Systems Ltd.	301,378	454,865
Jain Irrigation Systems Ltd. DVR (a)	15,068	10,728
Pall Corp.	184,000	10,085,040
Westport Innovations, Inc. (a)(d)	100,000	3,675,001
		18,139,365
Marine - 0.0%
Kirby Corp. (a)	25,000	1,177,000
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	276,400	7,247,208
Qualicorp SA	425,000	3,715,708
		10,962,916
Road & Rail - 2.1%
CSX Corp.	590,000	13,192,400
Norfolk Southern Corp.	205,000	14,712,850
Union Pacific Corp.	213,500	25,472,685
		53,377,935
Trading Companies & Distributors - 0.1%
Superior Plus Corp.	350,000	2,086,730
TOTAL INDUSTRIALS		218,242,269
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.1%
Motorola Solutions, Inc.	229,000	11,017,190
QUALCOMM, Inc.	297,900	16,587,072
		27,604,262
Computers & Peripherals - 6.8%
Apple, Inc. (a)	290,200	169,476,799
EMC Corp. (a)	100,000	2,563,000
SanDisk Corp. (a)	114,000	4,158,720
		176,198,519
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	175,700	3,571,981
SYNNEX Corp. (a)	212,900	7,342,921
		10,914,902
Internet Software & Services - 2.1%
Angie's List, Inc. (d)	483,900	7,664,976
Blinkx PLC (a)(d)	4,266,981	2,723,213
Cornerstone OnDemand, Inc. (a)	150,000	3,571,500
Demandware, Inc.	300	7,107
Google, Inc. Class A (a)	20,400	11,833,428
Mail.ru Group Ltd. GDR (a)(f)	241,200	8,174,268
Open Text Corp. (a)	182,500	9,143,822
Rackspace Hosting, Inc. (a)	148,800	6,538,272
Support.com, Inc. (a)	557,200	1,777,468
Velti PLC (a)(d)	378,800	2,462,200
		53,896,254

	Shares	Value
IT Services - 3.2%
Cardtronics, Inc. (a)	219,100	$ 6,619,011
Cognizant Technology Solutions Corp. Class A (a)	200,500	12,030,000
IBM Corp.	59,400	11,617,452
MasterCard, Inc. Class A	46,900	20,172,159
Redecard SA	150,000	2,453,323
Vantiv, Inc.	248,700	5,792,223
Visa, Inc. Class A	202,500	25,035,075
		83,719,243
Semiconductors & Semiconductor Equipment - 2.7%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,830,000
ARM Holdings PLC	1,803,500	14,288,434
ARM Holdings PLC sponsored ADR	1,192,900	28,379,091
Cymer, Inc. (a)	60,000	3,537,000
NVIDIA Corp. (a)	505,458	6,985,430
STMicroelectronics NV (NY Shares) unit	1,000,000	5,440,000
Texas Instruments, Inc.	350,000	10,041,500
		70,501,455
Software - 3.4%
Autodesk, Inc. (a)	100,000	3,499,000
Citrix Systems, Inc. (a)	143,600	12,053,784
MICROS Systems, Inc. (a)	280,400	14,356,480
Oracle Corp.	990,500	29,417,850
salesforce.com, Inc. (a)	90,100	12,457,226
ServiceNow, Inc.	6,400	157,440
Solera Holdings, Inc.	296,900	12,407,451
Splunk, Inc.	5,100	143,310
VMware, Inc. Class A (a)	20,000	1,820,800
		86,313,341
TOTAL INFORMATION TECHNOLOGY		509,147,976
MATERIALS - 7.1%
Chemicals - 2.2%
Agrium, Inc. (d)	100,000	8,862,587
Ashland, Inc.	195,900	13,577,829
CF Industries Holdings, Inc.	34,000	6,587,160
Monsanto Co.	189,000	15,645,420
Rockwood Holdings, Inc.	100,000	4,435,000
Sigma Aldrich Corp.	35,000	2,587,550
The Mosaic Co.	120,000	6,571,200
		58,266,746
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	561,000	22,724,330
Alamos Gold, Inc.	420,000	6,559,277
Allied Nevada Gold Corp. (a)	120,000	3,405,600
ArcelorMittal SA Class A unit (d)	265,000	4,046,550
Carpenter Technology Corp.	185,300	8,864,752
Coeur d'Alene Mines Corp. (a)	93,946	1,649,692
Compass Minerals International, Inc.	96,000	7,322,880
Detour Gold Corp. (a)(f)	175,000	3,525,440
Eldorado Gold Corp.	520,000	6,404,872
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	605,700	$ 22,803,733
Newcrest Mining Ltd.	655,091	15,244,690
Newmont Mining Corp.	258,300	12,530,133
Royal Gold, Inc.	37,800	2,963,520
Sabina Gold & Silver Corp. (a)	2,180,000	4,261,075
Silver Wheaton Corp.	135,425	3,640,686
		125,947,230
TOTAL MATERIALS		184,213,976
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	120,900	4,311,294
Telenor ASA	100,000	1,662,562
		5,973,856
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	55,600	3,171,980
TOTAL TELECOMMUNICATION SERVICES		9,145,836
UTILITIES - 0.6%
Electric Utilities - 0.1%
Duke Energy Corp.	160,000	3,689,600
Gas Utilities - 0.2%
ONEOK, Inc.	100,000	4,231,000
Multi-Utilities - 0.3%
Sempra Energy	100,000	6,888,000
TOTAL UTILITIES		14,808,600
TOTAL COMMON STOCKS (Cost $2,259,985,031)		2,521,441,629
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	39,938,963	$ 39,938,963
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	33,471,884	33,471,884
TOTAL MONEY MARKET FUNDS (Cost $73,410,847)		73,410,847
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,333,395,878)	2,594,852,476
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,039,008)
NET ASSETS - 100%	$ 2,578,813,468
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,636,805 or 1.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,006,797 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,456
Fidelity Securities Lending Cash Central Fund	2,377,920
Total	$ 2,403,376
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tilly's, Inc.	$ -	$ 8,173,896	$ -	$ -	$ 8,191,920
Total	$ -	$ 8,173,896	$ -	$ -	$ 8,191,920
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 518,223,118	$ 483,659,179	$ 34,563,939	$ -
Consumer Staples	299,235,764	268,187,029	31,048,735	-
Energy	285,342,173	285,342,173	-	-
Financials	249,598,861	233,724,173	12,837,188	3,037,500
Health Care	233,483,056	213,501,808	19,981,248	-
Industrials	218,242,269	214,997,005	3,245,264	-
Information Technology	509,147,976	494,859,542	14,288,434	-
Materials	184,213,976	168,969,286	15,244,690	-
Telecommunication Services	9,145,836	9,145,836	-	-
Utilities	14,808,600	14,808,600	-	-
Money Market Funds	73,410,847	73,410,847	-	-
Total Investments in Securities:	$ 2,594,852,476	$ 2,460,605,478	$ 131,209,498	$ 3,037,500
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,347,254,642. Net unrealized appreciation aggregated $247,597,834, of which $459,286,379 related to appreciated investment securities and $211,688,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A

June 30, 2012

1.818363.107

DESIIN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.2%
Tenneco, Inc. (a)	40,000	$ 1,072,800
TRW Automotive Holdings Corp. (a)	120,200	4,418,552
		5,491,352
Automobiles - 0.6%
PT Astra International Tbk	1,000,000	737,199
Bajaj Auto Ltd.	250,000	7,136,849
Ford Motor Co.	250,000	2,397,500
Tesla Motors, Inc. (a)(d)	119,400	3,736,026
		14,007,574
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	6,755,290
Collectors Universe, Inc.	100,000	1,468,000
		8,223,290
Hotels, Restaurants & Leisure - 1.2%
Bravo Brio Restaurant Group, Inc. (a)	113,800	2,029,054
Dunkin' Brands Group, Inc.	100,800	3,461,472
Interval Leisure Group, Inc.	200,000	3,802,000
Jubilant Foodworks Ltd. (a)	220,000	4,659,643
McDonald's Corp.	30,000	2,655,900
Starbucks Corp.	100,000	5,332,000
The Cheesecake Factory, Inc. (a)	45,000	1,438,200
Tim Hortons, Inc. (Canada)	154,000	8,118,240
		31,496,509
Household Durables - 0.2%
Jarden Corp.	65,000	2,731,300
Toll Brothers, Inc. (a)	103,700	3,083,001
		5,814,301
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	146,100	33,361,935
Priceline.com, Inc. (a)	9,600	6,379,392
Start Today Co. Ltd. (d)	388,100	5,423,501
		45,164,828
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(f)	817,600	6,544,976
Hasbro, Inc.	238,600	8,081,382
		14,626,358
Media - 1.8%
Comcast Corp. Class A	200,000	6,394,000
Pandora Media, Inc. (d)	353,000	3,837,110
The Walt Disney Co.	665,200	32,262,200
Time Warner, Inc.	100,000	3,850,000
		46,343,310
Multiline Retail - 2.7%
Dollar General Corp. (a)	216,400	11,769,996
Dollar Tree, Inc. (a)	120,000	6,456,000
Dollarama, Inc.	471,000	28,303,487
Marisa Lojas SA	600,000	6,870,799

	Shares	Value
Springland International Holdings Ltd.	1,750,000	$ 995,357
Target Corp.	256,000	14,896,640
		69,292,279
Specialty Retail - 6.4%
Ascena Retail Group, Inc. (a)	150,000	2,793,000
AutoZone, Inc. (a)	44,700	16,412,499
China ZhengTong Auto Services Holdings Ltd. (a)	504,000	267,987
Destination Maternity Corp.	383,100	8,274,960
Dick's Sporting Goods, Inc.	150,000	7,200,000
Express, Inc. (a)	23,600	428,812
Guess?, Inc.	221,000	6,711,770
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,197,372
Limited Brands, Inc.	263,600	11,210,908
New York & Co., Inc. (a)	1,449,187	5,043,171
PT ACE Hardware Indonesia Tbk	8,999,000	4,875,930
Ross Stores, Inc.	631,070	39,422,943
Sally Beauty Holdings, Inc. (a)	291,000	7,490,340
SuperGroup PLC (a)(d)	218,200	1,135,411
Teavana Holdings, Inc. (a)	20,000	270,600
The Buckle, Inc. (d)	70,000	2,769,900
Tilly's, Inc. (a)(e)	510,400	8,191,920
TJX Companies, Inc.	988,900	42,453,477
		166,151,000
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria e Comercio SA	14,000	208,414
Bosideng International Holdings Ltd.	13,500,000	3,505,857
Brunello Cucinelli SpA	110,500	1,571,776
Daphne International Holdings Ltd.	3,000,000	3,060,742
Fifth & Pacific Companies, Inc. (a)(d)	1,025,000	10,998,250
Gildan Activewear, Inc.	100,000	2,755,132
lululemon athletica, Inc. (a)	105,842	6,311,358
Michael Kors Holdings Ltd.	291,000	12,175,440
NIKE, Inc. Class B	100,000	8,778,000
PVH Corp.	186,400	14,500,056
Ralph Lauren Corp.	82,500	11,554,950
Samsonite International SA	2,307,600	3,900,874
Steven Madden Ltd. (a)	256,903	8,156,670
Tumi Holdings, Inc. (d)	9,300	162,750
Vera Bradley, Inc. (a)(d)	223,762	4,716,903
VF Corp.	84,653	11,296,943
Warnaco Group, Inc. (a)	186,900	7,958,202
		111,612,317
TOTAL CONSUMER DISCRETIONARY		518,223,118
CONSUMER STAPLES - 11.6%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	83,846	6,610,525
Anheuser-Busch InBev SA NV:
ADR	65,000	5,177,250
(strip VVPR)	160,000	202
Beam, Inc.	230,000	14,372,700
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	352,400	$ 15,417,500
Monster Beverage Corp. (a)	250,200	17,814,240
		59,392,417
Food & Staples Retailing - 3.0%
Drogasil SA	483,666	4,876,394
Fresh Market, Inc. (a)	137,800	7,390,214
PriceSmart, Inc.	149,300	10,079,243
Wal-Mart Stores, Inc.	601,300	41,922,636
Whole Foods Market, Inc.	140,000	13,344,800
		77,613,287
Food Products - 1.4%
Annie's, Inc.	2,400	100,464
Biostime International Holdings Ltd.	2,478,000	6,495,721
Green Mountain Coffee Roasters, Inc. (a)	166,999	3,637,238
Kraft Foods, Inc. Class A	270,000	10,427,400
Orion Corp.	9,352	7,774,494
TreeHouse Foods, Inc. (a)	131,500	8,191,135
		36,626,452
Household Products - 1.4%
Colgate-Palmolive Co.	197,400	20,549,340
Procter & Gamble Co.	238,300	14,595,875
		35,145,215
Personal Products - 1.1%
Herbalife Ltd.	370,260	17,894,666
Nu Skin Enterprises, Inc. Class A	232,263	10,893,135
		28,787,801
Tobacco - 2.4%
Altria Group, Inc.	50,000	1,727,500
British American Tobacco PLC:
(United Kingdom)	200,000	10,167,995
sponsored ADR	60,000	6,127,200
Imperial Tobacco Group PLC	100,000	3,844,898
Lorillard, Inc.	131,100	17,298,645
Philip Morris International, Inc.	257,900	22,504,354
		61,670,592
TOTAL CONSUMER STAPLES		299,235,764
ENERGY - 11.1%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	285,834	11,747,777
Cameron International Corp. (a)	67,000	2,861,570
Halliburton Co.	722,900	20,523,131
Nabors Industries Ltd. (a)	272,800	3,928,320
Rowan Companies PLC (a)	142,900	4,619,957
Schlumberger Ltd.	40,000	2,596,400
Transocean Ltd. (United States)	150,000	6,709,500
Tuscany International Drilling, Inc. (a)(f)	7,000,000	2,715,843
		55,702,498

	Shares	Value
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	170,500	$ 11,287,100
Apache Corp.	214,100	18,817,249
Bellatrix Exploration Ltd. (a)	915,600	2,850,852
Chevron Corp.	600,900	63,394,950
ConocoPhillips	175,700	9,818,116
Crestwood Midstream Partners LP	100,000	2,586,000
Crown Point Ventures Ltd. (a)(f)	419,300	197,686
Enbridge Energy Partners LP	150,000	4,615,500
Energy Partners Ltd. (a)	841,100	14,214,590
Enterprise Products Partners LP	113,200	5,800,368
Exxon Mobil Corp.	468,000	40,046,760
Hess Corp.	95,300	4,140,785
HollyFrontier Corp.	336,770	11,931,761
Madalena Ventures, Inc. (a)	6,684,500	2,297,982
Madalena Ventures, Inc. (f)	324,500	111,556
Marathon Petroleum Corp.	86,900	3,903,548
Noble Energy, Inc.	38,100	3,231,642
Occidental Petroleum Corp.	156,800	13,448,736
Phillips 66 (a)	87,850	2,920,134
Scorpio Tankers, Inc. (a)	5,000	31,950
Williams Companies, Inc.	415,558	11,976,382
WPX Energy, Inc.	124,600	2,016,028
		229,639,675
TOTAL ENERGY		285,342,173
FINANCIALS - 9.7%
Capital Markets - 1.4%
Invesco Ltd.	423,300	9,566,580
Morgan Stanley	800,000	11,672,000
State Street Corp.	320,000	14,284,800
		35,523,380
Commercial Banks - 3.2%
BSB Bancorp, Inc.	100,000	1,275,000
CIT Group, Inc. (a)	100,000	3,564,000
HDFC Bank Ltd.	573,925	5,879,830
HDFC Bank Ltd. sponsored ADR	100,000	3,260,000
Huntington Bancshares, Inc.	797,600	5,104,640
Regions Financial Corp.	700,000	4,725,000
SunTrust Banks, Inc.	200,000	4,846,000
Wells Fargo & Co.	1,572,650	52,589,416
		81,243,886
Consumer Finance - 1.4%
Capital One Financial Corp.	275,000	15,031,500
Discover Financial Services	605,400	20,934,732
		35,966,232
Diversified Financial Services - 1.6%
Citigroup, Inc.	777,900	21,322,239
JPMorgan Chase & Co.	577,800	20,644,794
		41,967,033
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.1%
ACE Ltd.	40,000	$ 2,965,200
Berkshire Hathaway, Inc. Class A (a)	66	8,246,370
Intact Financial Corp. (a)(f)	120,000	7,471,565
Lincoln National Corp.	303,400	6,635,358
Platinum Underwriters Holdings Ltd.	98,167	3,740,163
		29,058,656
Real Estate Investment Trusts - 0.5%
American Residential Properties, Inc. (a)(f)	150,000	3,037,500
Dundee (REIT) (f)	600,000	5,857,971
Simon Property Group, Inc.	25,000	3,891,500
		12,786,971
Real Estate Management & Development - 0.5%
DLF Ltd.	1,580,000	5,711,933
Iguatemi Empresa de Shopping Centers SA	295,000	6,095,345
		11,807,278
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,245,425
TOTAL FINANCIALS		249,598,861
HEALTH CARE - 9.0%
Biotechnology - 1.9%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,190,505
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	667,162	17,914
Alexion Pharmaceuticals, Inc. (a)	145,112	14,409,622
Amgen, Inc.	18,315	1,337,728
AVEO Pharmaceuticals, Inc. (a)	405,900	4,935,744
Clovis Oncology, Inc.	28,400	615,712
Dynavax Technologies Corp. (a)	2,844,511	12,288,288
ImmunoGen, Inc. (a)	164,623	2,762,374
Merrimack Pharmaceuticals, Inc. (g)	611,538	4,006,797
NPS Pharmaceuticals, Inc. (a)	28,900	248,829
Theravance, Inc. (a)	125,000	2,777,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,809,590
		47,400,603
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	819,800	4,648,266
Covidien PLC	313,400	16,766,900
Insulet Corp. (a)	100,000	2,137,000
Sirona Dental Systems, Inc. (a)	180,000	8,101,800
		31,653,966
Health Care Providers & Services - 2.8%
Accretive Health, Inc. (a)	50,000	548,000
Express Scripts Holding Co. (a)	70,000	3,908,100
Hanger, Inc. (a)	621,338	15,931,106
Humana, Inc.	100,000	7,744,000

	Shares	Value
McKesson Corp.	154,700	$ 14,503,125
MEDNAX, Inc. (a)	40,000	2,741,600
UnitedHealth Group, Inc.	230,000	13,455,000
WellPoint, Inc.	220,000	14,033,800
		72,864,731
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	934,206
Pharmaceuticals - 3.1%
Abbott Laboratories	197,900	12,758,613
Allergan, Inc.	106,400	9,849,448
Eli Lilly & Co.	200,000	8,582,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,341,850
Johnson & Johnson	190,000	12,836,400
Meda AB (A Shares)	500,000	4,759,702
Merck & Co., Inc.	100,000	4,175,000
PT Kalbe Farma Tbk	11,000,000	4,448,581
Shire PLC	400,000	11,507,956
ViroPharma, Inc. (a)	100,000	2,370,000
		80,629,550
TOTAL HEALTH CARE		233,483,056
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.8%
Esterline Technologies Corp. (a)	118,083	7,362,475
Honeywell International, Inc.	449,367	25,092,653
Precision Castparts Corp.	16,000	2,631,840
Textron, Inc.	365,200	9,082,524
Ultra Electronics Holdings PLC	120,000	2,982,576
United Technologies Corp.	346,500	26,171,145
		73,323,213
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	14,239,808
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	285,000	6,346,950
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	9,739,730
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,579,688
Foster Wheeler AG (a)	330,000	5,718,900
Jacobs Engineering Group, Inc. (a)	98,600	3,732,996
MYR Group, Inc. (a)	120,000	2,047,200
		20,078,784
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	321,900	3,106,335
Regal-Beloit Corp.	28,000	1,743,280
		4,849,615
Industrial Conglomerates - 0.2%
Danaher Corp.	21,900	1,140,552
Max India Ltd. (a)	800,000	2,779,671
		3,920,223
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Caterpillar, Inc.	30,000	$ 2,547,300
Cummins, Inc.	14,100	1,366,431
Jain Irrigation Systems Ltd.	301,378	454,865
Jain Irrigation Systems Ltd. DVR (a)	15,068	10,728
Pall Corp.	184,000	10,085,040
Westport Innovations, Inc. (a)(d)	100,000	3,675,001
		18,139,365
Marine - 0.0%
Kirby Corp. (a)	25,000	1,177,000
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	276,400	7,247,208
Qualicorp SA	425,000	3,715,708
		10,962,916
Road & Rail - 2.1%
CSX Corp.	590,000	13,192,400
Norfolk Southern Corp.	205,000	14,712,850
Union Pacific Corp.	213,500	25,472,685
		53,377,935
Trading Companies & Distributors - 0.1%
Superior Plus Corp.	350,000	2,086,730
TOTAL INDUSTRIALS		218,242,269
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.1%
Motorola Solutions, Inc.	229,000	11,017,190
QUALCOMM, Inc.	297,900	16,587,072
		27,604,262
Computers & Peripherals - 6.8%
Apple, Inc. (a)	290,200	169,476,799
EMC Corp. (a)	100,000	2,563,000
SanDisk Corp. (a)	114,000	4,158,720
		176,198,519
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	175,700	3,571,981
SYNNEX Corp. (a)	212,900	7,342,921
		10,914,902
Internet Software & Services - 2.1%
Angie's List, Inc. (d)	483,900	7,664,976
Blinkx PLC (a)(d)	4,266,981	2,723,213
Cornerstone OnDemand, Inc. (a)	150,000	3,571,500
Demandware, Inc.	300	7,107
Google, Inc. Class A (a)	20,400	11,833,428
Mail.ru Group Ltd. GDR (a)(f)	241,200	8,174,268
Open Text Corp. (a)	182,500	9,143,822
Rackspace Hosting, Inc. (a)	148,800	6,538,272
Support.com, Inc. (a)	557,200	1,777,468
Velti PLC (a)(d)	378,800	2,462,200
		53,896,254

	Shares	Value
IT Services - 3.2%
Cardtronics, Inc. (a)	219,100	$ 6,619,011
Cognizant Technology Solutions Corp. Class A (a)	200,500	12,030,000
IBM Corp.	59,400	11,617,452
MasterCard, Inc. Class A	46,900	20,172,159
Redecard SA	150,000	2,453,323
Vantiv, Inc.	248,700	5,792,223
Visa, Inc. Class A	202,500	25,035,075
		83,719,243
Semiconductors & Semiconductor Equipment - 2.7%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,830,000
ARM Holdings PLC	1,803,500	14,288,434
ARM Holdings PLC sponsored ADR	1,192,900	28,379,091
Cymer, Inc. (a)	60,000	3,537,000
NVIDIA Corp. (a)	505,458	6,985,430
STMicroelectronics NV (NY Shares) unit	1,000,000	5,440,000
Texas Instruments, Inc.	350,000	10,041,500
		70,501,455
Software - 3.4%
Autodesk, Inc. (a)	100,000	3,499,000
Citrix Systems, Inc. (a)	143,600	12,053,784
MICROS Systems, Inc. (a)	280,400	14,356,480
Oracle Corp.	990,500	29,417,850
salesforce.com, Inc. (a)	90,100	12,457,226
ServiceNow, Inc.	6,400	157,440
Solera Holdings, Inc.	296,900	12,407,451
Splunk, Inc.	5,100	143,310
VMware, Inc. Class A (a)	20,000	1,820,800
		86,313,341
TOTAL INFORMATION TECHNOLOGY		509,147,976
MATERIALS - 7.1%
Chemicals - 2.2%
Agrium, Inc. (d)	100,000	8,862,587
Ashland, Inc.	195,900	13,577,829
CF Industries Holdings, Inc.	34,000	6,587,160
Monsanto Co.	189,000	15,645,420
Rockwood Holdings, Inc.	100,000	4,435,000
Sigma Aldrich Corp.	35,000	2,587,550
The Mosaic Co.	120,000	6,571,200
		58,266,746
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	561,000	22,724,330
Alamos Gold, Inc.	420,000	6,559,277
Allied Nevada Gold Corp. (a)	120,000	3,405,600
ArcelorMittal SA Class A unit (d)	265,000	4,046,550
Carpenter Technology Corp.	185,300	8,864,752
Coeur d'Alene Mines Corp. (a)	93,946	1,649,692
Compass Minerals International, Inc.	96,000	7,322,880
Detour Gold Corp. (a)(f)	175,000	3,525,440
Eldorado Gold Corp.	520,000	6,404,872
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	605,700	$ 22,803,733
Newcrest Mining Ltd.	655,091	15,244,690
Newmont Mining Corp.	258,300	12,530,133
Royal Gold, Inc.	37,800	2,963,520
Sabina Gold & Silver Corp. (a)	2,180,000	4,261,075
Silver Wheaton Corp.	135,425	3,640,686
		125,947,230
TOTAL MATERIALS		184,213,976
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	120,900	4,311,294
Telenor ASA	100,000	1,662,562
		5,973,856
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	55,600	3,171,980
TOTAL TELECOMMUNICATION SERVICES		9,145,836
UTILITIES - 0.6%
Electric Utilities - 0.1%
Duke Energy Corp.	160,000	3,689,600
Gas Utilities - 0.2%
ONEOK, Inc.	100,000	4,231,000
Multi-Utilities - 0.3%
Sempra Energy	100,000	6,888,000
TOTAL UTILITIES		14,808,600
TOTAL COMMON STOCKS (Cost $2,259,985,031)		2,521,441,629
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	39,938,963	$ 39,938,963
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	33,471,884	33,471,884
TOTAL MONEY MARKET FUNDS (Cost $73,410,847)		73,410,847
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,333,395,878)	2,594,852,476
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,039,008)
NET ASSETS - 100%	$ 2,578,813,468
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,636,805 or 1.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,006,797 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,456
Fidelity Securities Lending Cash Central Fund	2,377,920
Total	$ 2,403,376
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tilly's, Inc.	$ -	$ 8,173,896	$ -	$ -	$ 8,191,920
Total	$ -	$ 8,173,896	$ -	$ -	$ 8,191,920
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 518,223,118	$ 483,659,179	$ 34,563,939	$ -
Consumer Staples	299,235,764	268,187,029	31,048,735	-
Energy	285,342,173	285,342,173	-	-
Financials	249,598,861	233,724,173	12,837,188	3,037,500
Health Care	233,483,056	213,501,808	19,981,248	-
Industrials	218,242,269	214,997,005	3,245,264	-
Information Technology	509,147,976	494,859,542	14,288,434	-
Materials	184,213,976	168,969,286	15,244,690	-
Telecommunication Services	9,145,836	9,145,836	-	-
Utilities	14,808,600	14,808,600	-	-
Money Market Funds	73,410,847	73,410,847	-	-
Total Investments in Securities:	$ 2,594,852,476	$ 2,460,605,478	$ 131,209,498	$ 3,037,500
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,347,254,642. Net unrealized appreciation aggregated $247,597,834, of which $459,286,379 related to appreciated investment securities and $211,688,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012